RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Total receivables	$ 7,021	$ 2,657
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts receivable	533	224
Interest receivable	4,174
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 2,314	$ 2,433